Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified							6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Dec. 31, 2011 Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Dec. 31, 2010 Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Jun. 30, 2012 ARL [Member]	Dec. 31, 2011 ARL [Member]	Dec. 31, 2010 Icahn Fund Ltd. [Member] Icahn Management [Member]	Jun. 30, 2012 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Jun. 30, 2011 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Jun. 30, 2012 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Jun. 30, 2011 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Dec. 31, 2011 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Dec. 31, 2010 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Dec. 31, 2009 Icahn Capital [Member] Principal Owners and Affiliates [Member] Expense Sharing Agreement [Member]	Jun. 30, 2012 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Jun. 30, 2011 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Jun. 30, 2012 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Jun. 30, 2011 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Dec. 31, 2011 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Dec. 31, 2010 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Dec. 31, 2009 Icahn Capital [Member] Principal Owners and Affiliates [Member] Investment-Related Expenses [Member]	Jun. 30, 2012 Icahn Capital [Member] Investment Funds [Member] Expense Sharing Agreement [Member]	Jun. 30, 2011 Icahn Capital [Member] Investment Funds [Member] Expense Sharing Agreement [Member]	Jun. 30, 2012 Icahn Capital [Member] Investment Funds [Member] Expense Sharing Agreement [Member]	Jun. 30, 2011 Icahn Capital [Member] Investment Funds [Member] Expense Sharing Agreement [Member]	Dec. 31, 2011 Icahn Capital [Member] Investment Funds [Member] Expense Sharing Agreement [Member]	May 07, 2012 IEP Energy [Member] Principal Owners and Affiliates [Member]	Apr. 02, 2011 Investment Funds [Member] Principal Owners and Affiliates [Member]	Jun. 30, 2012 Investment Funds [Member] Principal Owners and Affiliates [Member]	Dec. 31, 2011 Investment Funds [Member] Principal Owners and Affiliates [Member]	Dec. 31, 2010 Investment Funds [Member] Principal Owners and Affiliates [Member]	Jun. 30, 2012 ARI [Member] ARL [Member]	Dec. 31, 2011 ARI [Member] ARL [Member]	Dec. 31, 2010 ARI [Member] ARL [Member]	Jun. 30, 2012 ARI [Member] ARL [Member] Railcar Services [Member]	Jun. 30, 2011 ARI [Member] ARL [Member] Railcar Services [Member]	Jun. 30, 2012 ARI [Member] ARL [Member] Railcar Services [Member]	Jun. 30, 2011 ARI [Member] ARL [Member] Railcar Services [Member]	Dec. 31, 2011 ARI [Member] ARL [Member] Railcar Services [Member]	Dec. 31, 2010 ARI [Member] ARL [Member] Railcar Services [Member]	Dec. 31, 2009 ARI [Member] ARL [Member] Railcar Services [Member]	Jun. 30, 2012 ARI [Member] ARL [Member] Railcars Sales [Member]	Jun. 30, 2011 ARI [Member] ARL [Member] Railcars Sales [Member]	Jun. 30, 2012 ARI [Member] ARL [Member] Railcars Sales [Member]	Jun. 30, 2011 ARI [Member] ARL [Member] Railcars Sales [Member]	Dec. 31, 2011 ARI [Member] ARL [Member] Railcars Sales [Member]	Dec. 31, 2010 ARI [Member] ARL [Member] Railcars Sales [Member]	Dec. 31, 2009 ARI [Member] ARL [Member] Railcars Sales [Member]	Dec. 31, 2011 Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Dec. 31, 2011 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Dec. 31, 2010 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Dec. 31, 2009 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Non-exclusive use of office space expense [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Dec. 31, 2011 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Dec. 31, 2010 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Dec. 31, 2009 Icahn Enterprises Holdings [Member] Principal Owners and Affiliates [Member] Professional Services [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] Other Affiliates [Member] Non-exclusive use of office space expense [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] Other Affiliates [Member] Non-exclusive use of office space expense [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Jun. 30, 2012 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Jun. 30, 2011 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Dec. 31, 2011 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Dec. 31, 2010 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Dec. 31, 2009 Icahn Enterprises Holdings [Member] XO Holdings [Member] Telecommunication Services [Member]	Jun. 30, 2012 Principal Owners and Affiliates [Member]	Dec. 31, 2011 Principal Owners and Affiliates [Member]	Dec. 31, 2010 Principal Owners and Affiliates [Member]	May 07, 2012 Principal Owners and Affiliates [Member] IEP Energy [Member]	Jun. 30, 2012 Principal Owners and Affiliates [Member] IEP Energy [Member]
Related Party Transaction [Line Items]
Deferred Management Fee									$ 143																							$ 188	$ 148
Expenses charged by related party										0.4	0.2	0.9	0.4	1.0	2.0	4.0	0.3	0.3	1.0	1.0	2.0	3.0	2.0	7.0	4.0	11.0	4.0	21.0																								1.0	1.0	1.0	1.0	2.0	2.0	2.0	0.4	0.6	0.8	1.2	3.0	2.0	2.0	0	0	0.2	0.1	0.4	0.3	1.0	1.0	1.0
Liability balances due to related party				0.1	0	2.0
Investment in funds																														250
Investments, fair value																															3,500	3,200	2,100
Capital contributions by non-controlling interests in subsidiary (Shares)																													4,566,546
Capital contributions by non-controlling interests in subsidiary																													137
Affiliate ownership interest																																																			99.00%																								93.00%	92.60%	92.60%	6.40%	6.40%
Settlement of deferred management fee																															192
Term of service agreement (in years)							3 years	3 years
Renewal period of service agreement (in years)							1 year	1 year
Written notice requirment period to terminate services agreement (in days)							60 days	60 days
Related Party Transaction, Other Revenues from Transactions with Related Party																																					6	7	11	12	25	15	14
Revenue from Related Parties																																												11	0	11	1	1	82	105
Accounts receivable due from related parties																																		9	4	2
Accrued expenses and other liabilities	$ 1,554.0	$ 1,317.0	$ 2,277.0																																																								$ 0.1		$ 0.1		$ 1.0